38. NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Non Cash Transactions [abstract]
NON-CASH TRANSACTIONS

38. NON-CASH TRANSACTIONS

On 2019, 2018 and 2017, the Company had the following transactions not involving cash, which are not reflected in the Cash flow statement:

•	Capitalized financial costs of R$23 on 2019 (R$ 30 on 2018, R$ 71 on 2017).
•	Except for the cash arising from the merger of the subsidiaries RME and LUCE amounting R$ 22, this transaction did not generate effects in the Company’s cash flow on 2019.
•	Settlement of receivables from State of Minas Gerais through retention of dividends in the total amount of R$148 on 2019.
•	Except for the cash arising from the acquisition of the subsidiaries Parajuru and Volta do Rio amounting R$ 4, and the payment of R$ 5, this business combination did not generate effects in the Company’s cash flow on 2018.
•	Except for the consideration paid for acquisition of an additional equity interest at RME and control of Light, in the amount of R$ 104, and the cash arising from RME, of R$ 67, this business combination did not generate effects in the Company’s cash flow on 2018.